Note 5 - Allowance For Doubtful Accounts And Loans	12 Months Ended
Mar. 31, 2013
Allowance for Credit Losses [Text Block]
Allowance for Credit Losses [Text Block]
5.	ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

An analysis of the allowance for doubtful accounts and loans for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2011	¥145,918	¥(7,376)	¥(10,522)	¥14,851	¥142,871

Year ended March 31, 2012	¥142,871	¥(19,878)	¥82,046	－	¥205,039

Year ended March 31, 2013	¥205,039	¥(17,934)	¥(10,712)	－	¥176,393

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2013	¥2,178	¥(190)	¥(114)	－	¥1,874

Other for the year ended March 31, 2011 was the allowance for doubtful accounts of IIJ-Global assumed from AT&T Japan on September 1, 2010.